Schedule of annual minimum payments and commitments held by investment in associate and joint ventures (Details) $ in Thousands	Jul. 31, 2019 CAD ($)
Commitments And Contingencies [Line Items]
Annual minimum payments and commitments held by its investment in associate and joint ventures	$ 28,835
2020
Commitments And Contingencies [Line Items]
Annual minimum payments and commitments held by its investment in associate and joint ventures	26,962
2021
Commitments And Contingencies [Line Items]
Annual minimum payments and commitments held by its investment in associate and joint ventures	1,794
2022
Commitments And Contingencies [Line Items]
Annual minimum payments and commitments held by its investment in associate and joint ventures	26
2023
Commitments And Contingencies [Line Items]
Annual minimum payments and commitments held by its investment in associate and joint ventures	26
2024
Commitments And Contingencies [Line Items]
Annual minimum payments and commitments held by its investment in associate and joint ventures	$ 27